RYDEX SERIES FUNDS

                 RYDEX|SGI ALL-ASSET CONSERVATIVE STRATEGY FUND
                   RYDEX|SGI ALL-ASSET MODERATE STRATEGY FUND
                  RYDEX|SGI ALL-ASSET AGGRESSIVE STRATEGY FUND
                RYDEX|SGI ALTERNATIVE STRATEGIES ALLOCATION FUND
                    (EACH A "FUND" AND TOGETHER THE "FUNDS")

                      SUPPLEMENT DATED JUNE 21, 2010 TO THE
 ASSET ALLOCATION FUNDS H-CLASS SHARES PROSPECTUS DATED AUGUST 1, 2009, AND ALL
   SUPPLEMENTS THERETO AND ASSET ALLOCATION FUNDS A-CLASS AND C-CLASS SHARES
                        PROSPECTUS DATED AUGUST 1, 2009,
                        AND ALL SUPPLEMENTS THERETO AND
   ALTERNATIVES FUNDS H-CLASS SHARES PROSPECTUS DATED AUGUST 1, 2009, AND ALL SUPPLEMENTS THERETO AND ALTERNATIVE FUNDS A-CLASS AND C-CLASS SHARES PROSPECTUS
               DATED AUGUST 1, 2009, AND ALL SUPPLEMENTS THERETO.

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES LISTED ABOVE (THE "PROSPECTUSES") AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES.

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1.   Effective on or about June 21, 2010, the following paragraph is included in each Fund's principal investment strategy:

     THE FUND MAY ALSO INVEST IN ETFS, OTHER POOLED INVESTMENT VEHICLES, INDEX SWAPS, FUTURES CONTRACTS, AND OPTIONS ON SECURITIES, FUTURES CONTRACTS AND INDICES TO ENABLE THE FUND TO PURSUE ITS INVESTMENT OBJECTIVE EFFICIENTLY IN GAINING OR HEDGING EXPOSURE TO VARIOUS MARKET FACTORS OR TO BETTER MANAGE ITS RISK AND CASH POSITIONS. IN AN EFFORT TO ENSURE THAT THE FUND IS FULLY INVESTED ON A DAY-TO-DAY BASIS, THE FUND MAY CONDUCT ANY NECESSARY TRADING ACTIVITY AT OR JUST PRIOR TO THE CLOSE OF THE U.S. FINANCIAL MARKETS.

2. Effective on or about June 21, 2010 certain of the target allocation ranges for the All-Asset Conservative Strategy Fund, All-Asset Moderate Strategy Fund, and All-Asset Aggressive Strategy Fund (each an "Asset Allocation Fund" and collectively, the "Asset Allocation Funds") will be modified. The old and new target allocation ranges for each Asset Allocation Fund are as follows (please note that not all of the target allocation ranges have changed and, therefore, certain of the old and new target allocation ranges in the chart below are the same):

------------------------------------------------------------------------------------------------------------------------
FUND                                                TARGET RISK          TARGET ALLOCATION RANGE   TARGET ALLOCATION
                                                                         (CURRENT)                 RANGE (NEW)
------------------------------------------------------------------------------------------------------------------------
ALL-ASSET CONSERVATIVE STRATEGY FUND                Low
------------------------------------------------------------------------------------------------------------------------
Equity                                                                   20-50%                    15-60%
------------------------------------------------------------------------------------------------------------------------
Fixed-Income/Money Market                                                20-70%                    20-70%
------------------------------------------------------------------------------------------------------------------------
Alternative                                                              0-35%                     0-55%
------------------------------------------------------------------------------------------------------------------------
ALL-ASSET MODERATE STRATEGY FUND                    Medium
------------------------------------------------------------------------------------------------------------------------
Equity                                                                   30-70%                    20-75%
------------------------------------------------------------------------------------------------------------------------
Fixed-Income/Money Market                                                10-50%                    10-60%
------------------------------------------------------------------------------------------------------------------------
Alternative                                                              0-40%                     0-55%
------------------------------------------------------------------------------------------------------------------------
ALL-ASSET AGGRESSIVE STRATEGY FUND                  High
------------------------------------------------------------------------------------------------------------------------
Equity                                                                   50-90%                    30-90%
------------------------------------------------------------------------------------------------------------------------
Fixed-Income/Money Market                                                5-30%                     0-40%
------------------------------------------------------------------------------------------------------------------------
Alternative                                                              0-45%                     0-55%
------------------------------------------------------------------------------------------------------------------------

3.   DESCRIPTION OF NEW UNDERLYING FUND FOR THE ASSET ALLOCATION FUNDS

     On or about June 21, 2010, the Asset Allocation Funds may invest in the Rydex|SGI Global Fund. Therefore, the Rydex|SGI Global Fund should be added as an underlying fund to each Asset Allocation Fund's "Principal Investment Strategy" section. The Rydex|SGI Global Fund seeks long-term growth of capital primarily through investment in securities of companies in foreign countries and the United States. A prospectus and statement of additional information for the Rydex|SGI Global Fund may be obtained by visiting the U.S. Securities and Exchange Commission's website at www.sec.gov.

     Please note that the Advisor may change each Asset Allocation Fund's asset class allocation, the underlying funds, or weightings without shareholder notice.

4. DESCRIPTIONS OF NEW UNDERLYING FUNDS FOR THE ALTERNATIVE STRATEGIES ALLOCATION FUND

     On or about June 21, 2010, the Alternative Strategies Allocation Fund may invest in the Rydex|SGI U.S. Long Short Momentum Fund and the Rydex|SGI International Long Short Select Fund. Therefore, the Rydex|SGI U.S. Long Short Momentum Fund and the Rydex|SGI International Long Short Select Fund should be added as underlying funds to the Alternative Strategies Allocation Fund's "Principal Investment Strategy" section. The Rydex Series Funds U.S. Long Short Momentum Fund seeks long-term capital appreciation and to respond to the dynamically changing economy by moving its investments among different sectors or industries. The Rydex Series Funds International Long Short Select Fund seeks long-term capital appreciation and to pursue an international long/short strategy by purchasing foreign common and preferred stocks or convertible stocks of companies that the Sub-Advisor believes will outperform the market and by selling short those foreign common and preferred stocks believed to be overvalued or expected to underperform the market. A prospectus and statement of additional information for each series of Rydex Series Funds may be requested by calling Rydex Client Services at 800.820.0888 or 301.296.5406, visiting www.rydex-sgi.com, or visiting the U.S. Securities and Exchange Commission's website at www.sec.gov.

     Please note that the Advisor may change the Alternative Strategies Allocation Fund's asset class allocation, the underlying funds, or weightings without shareholder notice.


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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.



RSA6-SUP-1-0610x0810


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